Note 4 - Loans and Leases (Details Textual)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loans Receivable with Fixed Rates of Interest	$ 156,458,000	$ 137,671,000
Loans and Leases Receivable, Gross, Total	634,103,000	576,424,000
Impaired Financing Receivable, Average Recorded Investment, Total	2,788,000	2,386,000	$ 349,000
Impaired Financing Receivable, Interest Income, Accrual Method, Total	$ 43,000	$ 263,000	0
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	0	0
Financing Receivable, after Allowance for Credit Loss, Total	$ 185,580,000	$ 121,929,000
Provision for Loan and Lease Losses, Total	6,200,000	550,000	450,000
Loans and Leases Receivable, Related Parties, Ending Balance	$ 965,000	$ 1,154,000	1,371,000	$ 491,000
Financing Receivable, Modifications, Number of Contracts	0	3
Benchmark Bancorp, Inc. [Member]
Financing Receivable, after Allowance for Credit Loss, Total	$ 114,000	$ 162,000
Ohio State Bancshares Inc [Member]
Financing Receivable, after Allowance for Credit Loss, Total	50,000	26,000
Ohio State Bancshares Inc and Benchmark Bancorp, Inc. [Member]
Provision for Loan and Lease Losses, Total	$ 0	0
COVID 19 [Member]
Financing Receivable, Number of Payment Deferrals	152
Financing Receivable, Deferred Payments	$ 57,700,000
Comply with Bankruptcy Plan [Member]
Financing Receivable, Troubled Debt Restructuring, Subsequent Default, Number of Contracts	1
Agriculture and Agriculture Real Estate [Member]
Loans and Leases Receivable, Gross, Total	$ 53,524,000	44,729,000
Commercial and Agriculture Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	141,280,000	77,658,000
Provision for Loan and Lease Losses, Total	566,000	$ 465,000	$ (3,000)
Commercial and Agriculture Portfolio Segment [Member] | SBA CARES Act Paycheck Protection Program [Member]
Loans and Leases Receivable, Gross, Total	$ 76,800,000